EMPLOYEE BENEFIT PLAN - Schedules of benefit obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan [Abstract]
Present value of obligation as at the end of the period	$ 444	$ 383	$ 298
Funded status / (unfunded status)	(444)	(383)
Net asset/(liability)recognized in consolidated balance sheet	(444)	(383)
Current portion	12	29
Non-current portion	$ 432	$ 354